Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
6.	Property, Plant and Equipment

Property, plant and equipment consist of the following:

	December 31,	December 31,
	2016	2017
	HK$	HK$

Property, plant and equipment:
Buildings	136,099	136,099
Furniture, fixtures and equipment	694	694
Computer equipment	38	488
Motor vehicles	1,814	1,814
Plant and machinery	-	4,121
Land use right	18,976	27,981
	157,621	171,197
Accumulated depreciation and amortization	(18,312)	(25,563)
Construction in progress	14,473	49,078
Property, plant and equipment, net	153,782	194,712

The Group’s interests in land use right represent prepaid operating lease payment of land located in Kai Ping. The land use right in the PRC is leased held for medium term.

As of December 31, 2016 and 2017, construction in progress mainly represents the production facilities and foundation work in construction in the factories located in Kai Ping, China.

Depreciation and amortization of property, plant and equipment were HK$6,839, HK$7,245 and HK7,264 during the years ended December 31, 2015, 2016 and 2017, respectively.